COST OF SALES	12 Months Ended
Jun. 30, 2018
COST OF SALES
COST OF SALES

Consolidated
2018	2017	2016
$	$	$

4.COST OF SALES

Inventories used	93,869	172,070	159,256
Direct labour costs	88,690	152,767	199,114
Depreciation expense	65,853	71,139	60,249
Inventories written off (1)	51,676	96,441	324,441

Total cost of sales	300,088	492,417	743,060

(1)	Inventories written off include $24,506 (2017: $53,856 and 2016: $218,178) of items that expired during the year.